Fair Value Measurement - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Long-term Debt	$ 1,262,712	$ 1,370,834
Corporate Bond Securities
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
DIO Corporation's stock volatility factor	40.00%
Discount rate	9.40%
Fixed rate senior notes $450 million due August 2021
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Long-term Debt	$ 448,965	$ 448,809
Debt, fixed rate	4.10%	4.10%
Private Placement Notes
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Debt, fixed rate	4.10%
Estimate of Fair Value, Fair Value Disclosure
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Long-term Debt	$ 1,290,000	$ 1,387,700
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Long-term Debt	1,262,700	1,370,800
Tranche C | Unsecured Senior Notes
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Senior Notes	450,000
Tranche B | Unsecured Senior Notes
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Senior Notes	300,000
Tranche A | Unsecured Senior Notes
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Senior Notes	250,000
Fixed Rate Senior Notes | U.S. Dollar Denominated Due August 2016
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Long-term Debt	$ 299,861	$ 299,775
Debt, fixed rate	2.80%	2.80%